DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Location of Assets and Liabilities Associated With Derivative Instruments Within the Condensed Consolidated Balance Sheets
The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at September 30, 2017	Fair Value at December 31, 2016	Fair Value at September 30, 2017	Fair Value at December 31, 2016

Prepaid forward contracts	Derivative contracts, current	$54,578	$352	$(54,578)	$(13,158)
Prepaid forward contracts	Derivative contracts, long-term	—	10,604	(52,488)	—
Put/Call options	Liabilities under derivative contracts, current	—	—	(48,326)	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	—	(69,271)	(78,823)
		$54,578	$10,956	$(224,663)	$(91,981)

		Asset Derivatives	Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2016	Fair Value at December 31, 2016
Prepaid forward contracts	Derivative contracts, current	$352	$13,158
Prepaid forward contracts	Derivative contracts, long-term	10,604	—
Interest rate swap contracts	Liabilities under derivative contracts, long-term	—	78,823

		$10,956	$91,981

Schedule of Collateralized Debt Settlement
The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts during the nine months ended September 30, 2017:

Number of shares (a)	21,477,618
Collateralized indebtedness settled	$(617,151)
Derivatives contracts settled	(37,838)
(654,989)
Proceeds from new monetization contracts	662,724
Net cash proceeds	$7,735
______________________

(a)	Share amounts are adjusted for the 2 for 1 stock split in February 2017.

Number of shares(a)	5,337,750

Collateralized indebtedness settled	$(143,102)
Derivative contracts settled	—

(143,102)
Proceeds from new monetization contracts	179,388

Net cash receipt	$36,286

(a)	Share amounts were adjusted for the 2 for 1 stock split in February 2017.

Cablevision Systems Corporation And Subsidiaries
Derivatives, Fair Value [Line Items]
Location of Assets and Liabilities Associated With Derivative Instruments Within the Condensed Consolidated Balance Sheets

		Asset Derivatives	Liability Derivatives
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value at December 31, 2015
Prepaid forward contracts	Current derivative contracts	$10,333	$2,706
Prepaid forward contracts	Long-term derivative contracts	72,075	—

		$82,408	$2,706

Schedule of Collateralized Debt Settlement

	January 1 to June 20, 2016	Year Ended December 31, 2015
Number of shares(a)	10,802,118	26,815,368

Collateralized indebtedness settled	$(273,519)	$(569,562)
Derivative contracts settled	(8,075)	(69,675)

	(281,594)	(639,237)
Proceeds from new monetization contracts	337,149	774,703

Net cash receipt	$55,555	$135,466

(a)	Share amounts adjusted for the 2 for 1 stock split in February 2017.